UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09523

Electric City Funds, Inc.

(Exact name of registrant as specified in charter)

1292 Gower Road

 Glenville,  NY 12302

(Address of principal executive offices)

(Zip code)

David Jones and Assoc., P.C.

395 Sawdust Road, #2148
The Woodlands, TX 77380

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 370-0289

Date of fiscal year end: August 31

Date of reporting period: May 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Electric City Value Fund

		Schedule of Investments
		May 31, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Advertising
1,800	Valassis Communications, Inc. *	$ 62,442	2.13%

Apparel / Accessories
2,400	Liz Claiborne, Inc.	90,120	3.07%

Audio & Video Equipment
8,600	Rockford Corporation *	22,962	0.78%

Communications Services
1,200	SBC Communications, Inc.	28,056
500	Verizon Communications, Inc.	17,690
		45,746	1.56%

Conglomerates
2,300	General Electric Co.	83,904
3,500	Tyco International Ltd.	101,255
		185,159	6.31%
Construction Services
1,000	Ashland, Inc.	68,300	2.33%

Crops
17,900	Landec Corporation *	107,400	3.66%

Electric Utilities
2,000	National Grid Transco PLC	98,640	3.36%

Hotels/Motels
11,400	Arlington Hospitality, Inc. *	14,250	0.49%

Investment Advise
5,000	Amvescap PLC ADR	59,550	2.03%

Investment Services
700	Value Line, Inc.	25,424	0.87%

Major Drugs
2,000	Bristol-Myers Squibb Co.	50,720
2,500	Schering-Plough Corp.	48,750
		99,470	3.39%

Money Center Banks
1,200	Bank of America Corp.	55,584
1,500	Citigroup, Inc.	70,665
		126,249	4.30%
National Commerical Banks
3,000	Partners Trust Financial Group, Inc.	30,960	1.05%

Personal and Household Products
14,200	Decorator Industries, Inc.	116,298	3.96%

Personal Services
3,200	Steiner Leisure Ltd *	108,736	3.70%

Pharmaceuticals
1,700	Merck & Co. Inc.	55,148	1.88%

Property and Casualty Insurance
900	Allstate Corp.	52,380
30	Berkshire Hathaway, Inc. Class B *	84,300
		136,680	4.66%

Real Estate
3,000	Tejon Ranch Co. *	155,700	5.30%

Recreational Services
2,000	Disney (Walt) Co.	54,880	1.87%

Regional Banks
980	Banknorth Group, Inc.	29,380
1,000	Community Bank System, Inc.	23,300
470	Toronto Dominion Bank	19,989
		72,669	2.48%
Restaurants
1,500	McDonald's Corp.	46,410	1.58%

Retail (Specialty)
1,000	BJ's Wholesale Club *	30,150
2,500	Home Depot, Inc.	98,375
1,800	Toys R Us, Inc.*	47,160
		175,685	5.99%

Savings & Loans / Savings Banks
1,800	Washington Mutual, Inc.	74,340	2.53%

Services-Business Services
22,900	Edgar Online, Inc.*	66,181
10,000	Onvia, Inc.*	45,600
		111,781	3.81%

Services-Personal Services
26,000	Ediets.com, Inc.*	100,360	3.42%

Software & Programming
80,000	IFS International Holdings, Inc.*	80
1,500	Microsoft Corp.	38,700
		38,780	1.32%
Telephone & Telegraph Apparatus
2,500	Plantronics, Inc.	86,050	2.93%

Watches, Clocks, Clockwork, Operated Devices and Parts
1,200	Movado Group, Inc.	20,232	0.69%

Water Transportation
1,800	Alexander & Baldwin, Inc.	80,010	2.73%

Total for Common Stock (Cost $1,909,444)		2,470,431	84.17%

CASH AND EQUIVALENTS
465,162	First American U.S.Treasury Money Market Fund 2.15%** (Cost $465,162)	465,162	15.85%

	Total Investments (Cost $2,374,606)	2,935,593	100.02%

	Liabilities in Excess of Other Assets	(611)	(0.02)%

	Net Assets	$ 2,934,982	100.00%

* Non-income producing security
** Variable rate security: the coupon rate shown represents the yield at May 31, 2005

NOTES TO FINANCIAL STATEMENTS
THE ELECTRIC CITY VALUE FUND
1. SECURITY TRANSACTIONS
At May 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,374,606 amounted to $560,987 which consisted of aggregate gross unrealized appreciation of $738,196 and aggregate gross unrealized depreciation of $177,209.

Electric City Dividend Growth Fund

		Schedule of Investments
		May 31, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets
COMMON STOCKS
Auto & Truck Parts
500	Genuine Parts Co.	$ 21,480	3.87%

Capital Goods
875	Gorman-Rupp Corp.	17,763	3.20%

Communications Services
700	SBC Communications, Inc.	16,366
300	Verizon Communications, Inc.	10,614
		26,980	4.87%
Footware
1,650	Wolverine World Wide, Inc.	37,917	6.84%

Insurance Accidental & Health
36	Medco Health Solutions, Inc. *	1,800
800	UnumProvident Corp.	14,688
		16,488	2.97%

Investment Services
1,050	Raymond James Financial, Inc.	28,255
600	T. Rowe Price Group, Inc.	35,796
		64,051	11.55%
Major Drugs
700	Bristol-Meyers Squibb Co.	17,752
700	Schering-Plough Corp.	13,650
		31,402	5.66%

Miscellaneous Fabricated Products
800	Barnes Group, Inc.	24,544	4.43%

Money Center Banks
400	Bank of America Corp.	18,528	3.34%

Natural Gas Utilities
1,200	Piedmont Natural Gas Co, Inc.	29,352	5.29%

Oil & Gas Operations
275	Exxon Mobil Corp.	15,455	2.79%

Pharmaceuticals
300	Merck & Co.	9,732	1.76%

Property and Casualty Insurance
500	Allstate Corp.	29,100	5.25%

Recreational Services
600	Carnival Corp.	31,740	5.73%

Regional Banks
392	Banknorth Group, Inc.	11,752
1,200	Community Bank System, Inc.	27,960
700	KeyCorp	22,932
188	Toronto Dominion Bank	7,995
		70,639	12.74%

Retail (Specialty)
600	Home Depot, Inc.	23,610
700	Limited Brands, Inc.	14,399
		38,009	6.86%

Savings & Loans / Savings Banks
500	Washington Mutual, Inc.	20,650	3.73%

Software & Programming
800	Microsoft Corp.	20,640	3.72%

Total for Common Stock (Cost $435,503)		524,470	94.61%

CASH AND EQUIVALENTS
29,844	First American U.S. Treasury Money Market Fund 2.15% (Cost $29,844)	29,844	5.38%

	Total Investments (Cost $465,347)	554,314	99.99%

	Others Assets less Liabilities	46	0.01%

	Net Assets	$554,360	100.00%

* Non-income producing security
** Variable rate security: the coupon rate shown represents the yield at May 31, 2005

NOTES TO FINANCIAL STATEMENTS
THE ELECTRIC CITY VALUE FUND
1. SECURITY TRANSACTIONS
At May 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $465,347 amounted to $88,968 which consisted of aggregate gross unrealized appreciation of $125,375 and aggregate gross unrealized depreciation of $36,407.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Electric City Funds, Inc.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date July 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date July 27, 2005

* Print the name and title of each signing officer under his or her signature.